Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Major Components of Income Tax Expense

The major components of income tax expense were as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,875	$9,199	$9,721
Income tax on unappropriated earnings	(31)	122	43
Income tax adjustments on prior years	(128)	(176)	(20)
Others	4	4	4
	8,720	9,149	9,748
Deferred tax
Deferred tax expense recognized for the year	218	176	28
Income tax adjustments on prior years	9	8	—
	227	184	28
Income tax recognized in profit or loss	$8,947	$9,333	$9,776

Reconciliation of Accounting Profit and Income Tax Expense

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$47,008	$47,841	$50,267
Income tax expense calculated at the statutory rate	$9,401	$9,568	$10,053
Nondeductible income and expenses in determining taxable income	28	25	20
Tax-exempt income	(9)	(29)	(159)
Income tax on unappropriated earnings	(31)	122	43
Investment credits	(209)	(218)	(239)
Effect of different tax rates of group entities operating in other jurisdictions	(7)	10	(14)
Income tax adjustments on prior years	(119)	(168)	(20)
Others	(107)	23	92
Income tax expense recognized in profit or loss	$8,947	$9,333	$9,776

Income Tax Recognized in Other Comprehensive Income
b.
Income tax recognized in other comprehensive income

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$31	$451	$20
Unrealized gain or loss on financial assets at FVOCI	—	—	—
	$31	$451	$20

Current Tax Assets and Liabilities
c.
Current tax assets and liabilities

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$5	$15
Current tax liabilities
Income tax payable	$6,822	$7,346

Movements of Deferred Income Tax Assets and Liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2023

	January 1, 2023	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2023
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,514	$1	$(31)	$1,484
Allowance for doubtful receivables over quota	184	(41)	—	143
Valuation loss on financial assets	24	21	—	45
Impairment loss on assets	—	60	—	60
Valuation loss on inventory	105	(29)	—	76
Estimated warranty liabilities	47	1	—	48
Valuation loss on onerous contracts	18	19	—	37
Seniority bonus	5	64	—	69
Unrealized foreign exchange loss, net	58	(55)	—	3
Share of profit or loss of associates and joint ventures accounted for using equity method	2	6	—	8
Accrued award credits liabilities	12	5	—	17
Deferred revenue	30	(15)	—	15
Others	28	(3)	—	25
	2,027	34	(31)	2,030
Loss carryforwards	170	(101)	—	69
	$2,197	$(67)	$(31)	$2,099

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(2,114)	$(146)	$—	$(2,260)
Deferred revenue for award credits	(70)	4	—	(66)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(20)	2	—	(18)
Unrealized foreign exchange gain, net	(1)	(11)	—	(12)
Others	(1)	(9)	—	(10)
	$(2,301)	$(160)	$—	$(2,461)

For the year ended December 31, 2024

	January 1, 2024	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2024
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,484	$11	$(450)	$1,045
Allowance for doubtful receivables over quota	143	(25)	—	118
Valuation loss on financial assets	45	29	—	74
Impairment loss on assets	60	—	—	60
Valuation loss on inventory	76	3	—	79
Estimated warranty liabilities	48	8	—	56
Valuation loss on onerous contracts	37	8	—	45
Seniority bonus	69	6	—	75
Unrealized foreign exchange loss, net	3	(2)	—	1
Share of profit or loss of associates and joint ventures accounted for using equity method	8	7	—	15
Accrued award credits liabilities	17	(2)	—	15
Deferred revenue	15	(10)	—	5
Others	25	48	—	73
	2,030	81	(450)	1,661
Loss carryforwards	69	(69)	—	—
	$2,099	$12	$(450)	$1,661

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(2,260)	$(142)	$(1)	$(2,403)
Deferred revenue for award credits	(66)	(45)	—	(111)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(18)	2	—	(16)
Unrealized foreign exchange gain, net	(12)	6	—	(6)
Valuation gain on financial assets, net	—	—	—	—
Others	(10)	(17)	—	(27)
	$(2,461)	$(196)	$(1)	$(2,658)

For the year ended December 31, 2025

	January 1, 2025	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Effect of Deconsolidation of Subsidiaries (Note 15)	December 31, 2025
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,045	$16	$(19)	$—	$1,042
Allowance for doubtful receivables over quota	118	41	—	—	159
Valuation loss on financial assets	74	20	—	—	94
Impairment loss on assets	60	22	—	—	82
Valuation loss on inventory	79	1	—	(2)	78
Decommissioning liabilities	—	60	—	—	60
Estimated warranty liabilities	56	(5)	—	—	51
Valuation loss on onerous contracts	45	3	—	—	48
Seniority bonus	75	(32)	—	—	43
Unrealized foreign exchange loss, net	1	19	—	—	20
Share of profit or loss of associates and joint ventures accounted for using equity method	15	4	—	—	19
Accrued award credits liabilities	15	(2)	—	—	13
Deferred revenue	5	(5)	—	—	—
Others	73	—	—	—	73
	$1,661	$142	$(19)	$(2)	$1,782

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(2,403)	$(147)	$(1)	$—	$(2,551)
Deferred revenue for award credits	(111)	(12)	—	—	(123)
Land value incremental tax	(95)	—	—	—	(95)
Intangible assets	(16)	3	—	—	(13)
Unrealized foreign exchange gain, net	(6)	3	—	—	(3)
Valuation gain on financial assets, net	—	—	—	—	—
Others	(27)	(17)	—	—	(44)
	$(2,658)	$(170)	$(1)	$—	$(2,829)

Unused Loss Carryforwards and Deductible Temporary Differences for Which No Deferred Income Tax Assets Have Been Recognized
e.
Unused loss carryforwards and deductible temporary differences for which no deferred tax assets have been recognized in the consolidated balance sheets

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2025	$17	$—
Expire in 2026	10	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	2	1
Expire in 2030	1	—
Expire in 2031	1	—
Expire in 2032	6	5
Expire in 2033	20	16
Expire in 2034	12	11
Expire in 2035	—	8
	$73	$53

Deductible temporary differences	$16	$18